Related parties - Narrative (Details) - USD ($) $ in Billions		12 Months Ended
	Dec. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Adura
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Adura | Shell
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in joint venture	50.00%
Parent
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder		67.00%
Parent | Gassco AS
Disclosure of transactions between related parties [line items]
Settlement of liabilities by entity on behalf of related party		$ 1.3	$ 0.9	$ 1.0
Folketrygdfondet
Disclosure of transactions between related parties [line items]
Ownership interests held by shareholder		3.10%
Norwegian State's Direct Financial Interests | Refining and manufacturing plants
Disclosure of transactions between related parties [line items]
Related party purchases of goods		$ 8.9	$ 10.2	$ 10.1